Segment Reporting - Summary of Revenue Disaggregated by Revenue (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		¥ 134,598	$ 18,958	¥ 123,675	¥ 124,493
Operating Segments | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		103,465	14,573	95,431	95,163
Operating Segments | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues		31,873	4,489	28,998	30,554
Operating Segments | Online marketing services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		75,112	10,579	69,522	73,919
Operating Segments | Cloud services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	18,718	2,636	17,721	15,070
Operating Segments | Membership services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	20,314	2,861	17,711	16,714
Operating Segments | Online advertising services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[2]	6,224	877	5,332	7,067
Operating Segments | Content distribution | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,459	346	2,562	3,007
Operating Segments | Others | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	9,635	1,358	8,188	6,174
Operating Segments | Others | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,876	405	3,393	3,766
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Total revenues		¥ (740)	$ (104)	¥ (754)	¥ (1,224)

[1]	The revenues were presented as “Others” in the consolidated statements of comprehensive income
[2]	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive income